INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Investment properties (Details) - USD ($)	Dec. 31, 2020	Aug. 28, 2020
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Cancelation of customers credit amount		$ 900,000
Cash installments		$ 1,400,000
Gross carrying amount of land	$ 2,499,206